Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 421	$ 511	$ 1,925	$ 2,020